Deferred tax - Analysis of Deferred Tax Balances for Financial Reporting Purposes (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets gross	£ 661	£ 684
Deferred tax liabilities gross	(480)	(539)
Net deferred tax assets	181	145
Gross of balances arising from a single transaction	(93)	(94)
Gross of balances arising from a single transaction	93	94
Gross of balances arising from a single transaction	0	0
Gross balances before offset within countries	568	590
Gross balances before offset within countries	(387)	(445)
Gross balances before offset within countries	181	145
Deferred tax assets, offset	(245)	(266)
Deferred tax liabilities, offset	245	266
Offset, net	0	0
Deferred tax assets	323	324
Deferred tax liabilities	£ (142)	£ (179)